SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue recognized at a point in time	$ 3.0	$ 3.6	$ 7.3
Revenue recognized over time	$ 6.0	$ 7.3	$ 8.5
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Customers invoices payment due period	30 days
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Customers invoices payment due period	90 days